PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation and amortization expenses	$ 1,377	$ 0	$ 44,473
Loss on disposed of property and equipment